INVESTMENTS IN COMPANIES AND ASSOCIATES (Schedule of Equity Method Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Accumulated net loss	$ (1,677)	$ (323)	$ (31)
Two Penn Center Plaza [Member]
Schedule of Equity Method Investments [Line Items]
Invested in equity	4,025	4,025
Distributions	(672)	(335)
Accumulated net loss	(84)	(203)
Total investment	3,269	3,487
300 South Riverside Plaza [Member]
Schedule of Equity Method Investments [Line Items]
Invested in equity	13,142	16,142
Accumulated net loss	(2,855)	(737)
Total investment	$ 10,287	$ 15,405